Exhibit 99.1

Nissan Auto Lease Trust 2025-A

Servicer’s Report

Collection Period Start	1-Aug-26	Distribution Date	15-Sep-26
Collection Period End	31-Aug-26	30/360 Days	30
Beg. of Interest Period	17-Aug-26	Actual/360 Days	29
End of Interest Period	15-Sep-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,685,521,038.56	1,150,604,405.02	1,110,706,858.37	0.6589694
Total Securities		1,685,521,038.56	1,150,604,405.02	1,110,706,858.37	0.6589694
Class A-1 Notes	4.403000%	136,540,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.600000%	145,250,000.00	45,655,841.66	35,681,454.99	0.2456555
Class A-2b Notes	4.086500%	435,750,000.00	136,967,524.80	107,044,364.82	0.2456555
Class A-3 Notes	4.750000%	581,000,000.00	581,000,000.00	581,000,000.00	1.0000000
Class A-4 Notes	4.800000%	92,850,000.00	92,850,000.00	92,850,000.00	1.0000000
Class B Notes	5.030000%	46,350,000.00	46,350,000.00	46,350,000.00	1.0000000
Class C Notes	5.110000%	52,260,000.00	52,260,000.00	52,260,000.00	1.0000000
Certificates	0.000000%	195,521,038.56	195,521,038.56	195,521,038.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,974,386.67	175,014.06	68.6704762	1.2049161
Class A-2b Notes	29,923,159.98	450,883.78	68.6704762	1.0347304
Class A-3 Notes	0.00	2,299,791.67	0.0000000	3.9583333
Class A-4 Notes	0.00	371,400.00	0.0000000	4.0000000
Class B Notes	0.00	194,283.75	0.0000000	4.1916667
Class C Notes	0.00	222,540.50	0.0000000	4.2583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	39,897,546.65	3,713,913.76

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					12,024,924.24
Monthly Interest					10,796,501.20

Total Monthly Payments					22,821,425.44
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					716,137.11
Aggregate Sales Proceeds Advance					11,413,867.16

Total Advances					12,130,004.27
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					28,211,623.72
Excess Wear and Tear and Excess Mileage					108,882.19
Remaining Payoffs					0.00
Net Insurance Proceeds					1,573,290.89
Residual Value Surplus					1,101,217.10

Total Collections					65,946,443.61

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		13,654,626.37			674
Involuntary Repossession		582,878.20			25
Voluntary Repossession		253,359.00			11
Full Termination		4,578,076.00			244
Bankruptcty		16,561.00			1
Insurance Payoff			1,561,334.87		65
Customer Payoff				289,193.52	11
Grounding Dealer Payoff				8,051,703.94	288
Dealer Purchase				132,383.15	4

Total		19,085,500.57	1,561,334.87	8,473,280.61	1,323

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,519	1,422,878,178.88	10.00000%	1,150,604,405.02
Total Depreciation Received		(15,933,956.75)		(13,795,004.42)
Principal Amount of Gross Losses	(101)	(2,719,827.16)		(2,214,003.93)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(700)	(17,491,689.83)		(13,305,324.83)
Scheduled Terminations	(487)	(13,031,253.38)		(10,583,213.47)

Pool Balance - End of Period	48,231	1,373,701,451.76		1,110,706,858.37
Remaining Pool Balance
Lease Payment				219,139,250.76
Residual Value				891,567,607.61

Total				1,110,706,858.37

III. DISTRIBUTIONS

Total Collections	65,946,443.61
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	65,946,443.61
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	678,196.26
3. Reimbursement of Sales Proceeds Advance	11,718,886.43
4. Servicing Fee:
Servicing Fee Due	958,837.00
Servicing Fee Paid	958,837.00
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	13,355,919.69

Nissan Auto Lease Trust 2025-A

Servicer’s Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	175,014.06
Class A-2a Notes Monthly Interest Paid	175,014.06
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	450,883.78
Class A-2b Notes Monthly Interest Paid	450,883.78
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	2,299,791.67
Class A-3 Notes Monthly Interest Paid	2,299,791.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	371,400.00
Class A-4 Notes Monthly Interest Paid	371,400.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	194,283.75
Class B Notes Monthly Interest Paid	194,283.75
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	222,540.50
Class C Notes Monthly Interest Paid	222,540.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,713,913.76
Total Note and Certificate Monthly Interest Paid	3,713,913.76
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	48,876,610.16
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	39,897,546.65
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	39,897,546.65
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	8,979,063.51

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,742,084.15
Required Reserve Account Amount	10,955,886.75
Beginning Reserve Account Balance	10,955,886.75
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	10,955,886.75
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	8,979,063.51
Gross Reserve Account Balance	19,934,950.26
Remaining Available Collections Released to Seller	8,979,063.51
Total Ending Reserve Account Balance	10,955,886.75

Nissan Auto Lease Trust 2025-A

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.05
Monthly Prepayment Speed			100%
Lifetime Prepayment Speed			63%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,598,372.42
Securitization Value of Defaulted Receivables and Casualty Receivables		2,214,003.93	101
Aggregate Defaulted and Casualty Gain (Loss)		384,368.49
Pool Balance at Beginning of Collection Period		1,150,604,405.02
Net Loss Ratio
Current Collection Period		0.0334%
Preceding Collection Period		-0.0110%
Second Preceding Collection Period		0.0382%
Third Preceding Collection Period		0.0055%
Cumulative Net Losses for all Periods		0.0851%	1,433,664.02

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.82%	9,414,540.92	397
61-90 Days Delinquent	0.20%	2,342,509.90	107
91-120 Days Delinquent	0.07%	782,728.70	34
More than 120 Days	0.01%	159,469.56	5

Total Delinquent Receivables:	1.09%	12,699,249.08	543

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.29%
Preceding Collection Period		0.22%	0.21%
Second Preceding Collection Period		0.23%	0.22%
Third Preceding Collection Period		0.22%	0.22%
60 Day Delinquent Receivables		3,491,076.44
Delinquency Percentage		0.30%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		18,232,702.37	918
Securitization Value		17,606,191.07	918

Aggregate Residual Value Surplus (Loss)		626,511.30

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		114,701,446.03	5,470
Cumulative Securitization Value		106,990,580.83	5,470

Cumulative Residual Value Surplus (Loss)		7,710,865.20

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,939,564.98
Reimbursement of Outstanding Advance			11,718,886.43
Additional Advances for current period			11,413,867.16

Ending Balance of Residual Advance			14,634,545.71

Beginning Balance of Payment Advance			2,031,930.49
Reimbursement of Outstanding Payment Advance			678,196.26
Additional Payment Advances for current period			716,137.11

Ending Balance of Payment Advance			2,069,871.34

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 7, 2025 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (1)(d) of UK SECN 5.2.8R and paragraph (d) of Article 6(3) of Chapter 2 of the UK PRASR (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.